Annual Total Returns (Conservative Allocation Portfolio - Investor Shares Annuity) (Conservative Allocation Portfolio, Conservative Allocation Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2012
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Investor Shares
Annual Total Return
2012	9.25%